Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Dec. 25, 2011	Sep. 25, 2011
Fair Value Disclosures [Text Block]
(3)  FAIR VALUE MEASUREMENTS

The following table provides information by level for assets and liabilities that are measured at fair value on a recurring basis.

	Fair Value Measurements at December 25, 2011
	Level 1	Level 2	Level 3
Assets
Available-for-sale securities
U.S. government debt securities	$1,200	$–	$–
Total assets	$1,200	$–	$–

	Fair Value Measurements at September 25, 2011
	Level 1	Level 2	Level 3
Assets
Available-for-sale securities
U.S. government debt securities	$1,612	$–	$–
Total assets	$1,612	$–	$–

The fair value measurement guidance defines fair value, establishes a framework for measuring fair value and expands disclosure requirements about fair value measurements. Under the guidance, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability, developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect our assumptions about the factors market participants would use in valuing the asset or liability, developed based upon the best information available in the circumstances. The fair value hierarchy prescribed by the guidance is broken down into three levels as follows:

Level 1 –	Unadjusted quoted prices in an active market for the identical assets or liabilities at the measurement date.

Level 2 –
Other observable inputs available at the measurement date, other than quoted prices included in Level 1, either directly or indirectly, including:
• Quoted prices for similar assets or liabilities in active markets;
• Quoted prices for identical or similar assets in nonactive markets;
• Inputs other than quoted prices that are observable for the asset or liability; and
• Inputs that are derived principally from or corroborated by other observable market data.

Level 3 –
Unobservable inputs that reflect the use of significant management judgment. These values are generally determined using pricing models for which assumptions utilize management’s estimates of market participant assumptions.

4.     Fair Value of Financial Instruments

We follow fair value measurement accounting with respect to (i) nonfinancial assets and liabilities that are recognized or disclosed at fair value in our financial statements on a recurring basis and (ii) all financial assets and liabilities.

The fair value measurement guidance defines fair value, establishes a framework for measuring fair value and expands disclosure requirements about fair value measurements. Under the guidance, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability, developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect our assumptions about the factors market participants would use in valuing the asset or liability, developed based upon the best information available in the circumstances. The fair value hierarchy prescribed by the guidance is broken down into three levels as follows:

Level 1 –	Unadjusted quoted prices in an active market for the identical assets or liabilities at the measurement date.
Level 2 –
Other observable inputs available at the measurement date, other than quoted prices included in Level 1, either directly or indirectly, including:
  Quoted prices for similar assets or liabilities in active markets;
  Quoted prices for identical or similar assets in nonactive markets;
  Inputs other than quoted prices that are observable for the asset or liability; and
  Inputs that are derived principally from or corroborated by other observable market data.

Level 3 –
Unobservable inputs that reflect the use of significant management judgment. These values are generally determined using pricing models for which assumptions utilize management’s estimates of market participant assumptions.

The following table provides information by level for assets and liabilities that are measured at fair value on a recurring basis.

	Fair Value Measurements at September 25, 2011
	Level 1	Level 2	Level 3
Assets
Available-for-sale
U.S. government debt securities	$1,612	$–	$–
Total assets	$1,612	$–	$–

	Fair Value Measurements at September 26, 2010
	Level 1	Level 2	Level 3
Assets
Available-for-sale
Corporate notes	$17,869	$–	$–
U.S. government debt securities	15,894	–	–
Certificates of deposit	11,539	–	–
Commercial paper	3,597	–	–
Total assets	$48,899	$–	$–

For receivables, accounts payable and accrued expenses, we believe that the carrying amounts approximate fair value because of their short-term nature.

Cash and Cash Equivalents

The fair value is based on quoted market prices.

Short- and Long-Term Debt

The fair values of the 3.25% Notes and the 8.50% Notes are estimated based on the closing market price of the respective Notes as of the end of the fiscal year. The estimated fair values of our short- and long-term debt are as follows:

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
3.25% Notes	$76,243	$63,282	$197,500	$144,669
8.50% Notes	85,170	58,608	–	–
PNC Bank Credit Line	10,409	10,409	–	–
Eau Claire building mortgage	–	–	945	945